Reserves - Movements in reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserves
Balance at beginning of year		$ 1,983,122	$ 1,763,134	$ 1,509,682
Opening adjustment	[1]		(246)
Balance as of January 1, 2018			1,762,888
Effective portion of changes in fair value of cash flow hedges		(2,933)	(258)	2,667
Recycled loss of cash flow hedges reclassified to profit or loss		697		4,368
Share-based compensation, net of accrued dividend		4,794	4,434	4,104
Settlement of share-based compensation		138	682	949
Actuarial loss			(51)
Balance at the end of the year		1,649,853	1,983,122	1,763,134
Reserves
Reserves
Balance at beginning of year		18,962	18,347	10,160
Opening adjustment	[1]		(436)
Balance as of January 1, 2018			17,911
Effective portion of changes in fair value of cash flow hedges		(2,933)	(258)	2,667
Recycled loss of cash flow hedges reclassified to profit or loss		697		4,368
Share-based compensation, net of accrued dividend		4,794	4,434	4,104
Settlement of share-based compensation		(4,721)	(3,074)	(2,952)
Actuarial loss			(51)
Balance at the end of the year		16,799	18,962	18,347
Hedging | Reserves
Reserves
Balance at beginning of year		(836)	(142)	(7,177)
Opening adjustment			(436)
Balance as of January 1, 2018			(578)
Effective portion of changes in fair value of cash flow hedges		(2,933)	(258)	2,667
Recycled loss of cash flow hedges reclassified to profit or loss		697		4,368
Balance at the end of the year		(3,072)	(836)	(142)
Employee Benefits | Reserves
Reserves
Balance at beginning of year		(156)	(105)	(105)
Balance as of January 1, 2018			(105)
Actuarial loss			(51)
Balance at the end of the year		(156)	(156)	(105)
Share-based compensation reserve | Reserves
Reserves
Balance at beginning of year		19,954	18,594	17,442
Balance as of January 1, 2018			18,594
Share-based compensation, net of accrued dividend		4,794	4,434	4,104
Settlement of share-based compensation		(4,721)	(3,074)	(2,952)
Balance at the end of the year		$ 20,027	$ 19,954	$ 18,594

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018 (Note 2).